Derivatives and hedge accounting - Additional information (Details)	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
- fair value hedges | Euro
Net Interest Income at Risk [Line Items]
Average rate of hedging instrument	2.16%	2.08%
- fair value hedges | US Dollar
Net Interest Income at Risk [Line Items]
Average rate of hedging instrument	4.43%	4.22%
- fair value hedges | Financial liabilities at fair value through profit or loss
Net Interest Income at Risk [Line Items]
Derivative financial liabilities held for hedging	€ 54,000,000	€ 79,000,000
Cash flow hedges | Euro | Average | – Interest rate swaps
Net Interest Income at Risk [Line Items]
Fixed interest rate	1.81%	1.79%
Cash flow hedges | US Dollar | – Cross currency swaps
Net Interest Income at Risk [Line Items]
Average foreign exchange rate	0.97	1.03
Cash flow hedges | US Dollar | Average | – Interest rate swaps
Net Interest Income at Risk [Line Items]
Fixed interest rate	3.85%	3.99%
Cash flow hedges | Polish Zloty | Average | – Interest rate swaps
Net Interest Income at Risk [Line Items]
Fixed interest rate	4.27%	4.37%
Cash flow hedges | Australian Dollar | – Cross currency swaps
Net Interest Income at Risk [Line Items]
Average foreign exchange rate	1.56	1.52
Cash flow hedges | Australian Dollar | Average | – Interest rate swaps
Net Interest Income at Risk [Line Items]
Fixed interest rate	3.38%	3.29%
Cash flow hedges | Financial liabilities at fair value through profit or loss
Net Interest Income at Risk [Line Items]
Derivative financial liabilities held for hedging	€ 254,000,000	€ 573,000,000
- hedges of net investments in foreign operations | US Dollar
Net Interest Income at Risk [Line Items]
Average foreign exchange rate	1.12	1.08
- hedges of net investments in foreign operations | Polish Zloty
Net Interest Income at Risk [Line Items]
Average foreign exchange rate	4.24	4.31
- hedges of net investments in foreign operations | Australian Dollar
Net Interest Income at Risk [Line Items]
Average foreign exchange rate	1.75	1.64
- hedges of net investments in foreign operations | Thai Baht
Net Interest Income at Risk [Line Items]
Average foreign exchange rate	36.98	38.00
- hedges of net investments in foreign operations | Financial liabilities at fair value through profit or loss
Net Interest Income at Risk [Line Items]
Derivative financial liabilities held for hedging	€ 74,000,000	€ 117,000,000
Discontinued hedges | – Cross currency swaps | - Derivatives
Net Interest Income at Risk [Line Items]
Reclassification adjustments on cash flow hedges for which hedged future cash flows are no longer expected to occur, net of tax	(1,000,000)	0
Financial assets at fair value through profit or loss | - fair value hedges
Net Interest Income at Risk [Line Items]
Derivative financial assets held for hedging	578,000,000	617,000,000
Financial assets at fair value through profit or loss | Cash flow hedges
Net Interest Income at Risk [Line Items]
Derivative financial assets held for hedging	459,000,000	158,000,000
Financial assets at fair value through profit or loss | - hedges of net investments in foreign operations
Net Interest Income at Risk [Line Items]
Derivative financial assets held for hedging	€ 68,000,000	€ 82,000,000